Subsequent Events (Details Narrative) - shares	Apr. 18, 2019	Feb. 13, 2017
Reverse stock split		one-for-60
Subsequent Event [Member]
Number of stock issued for reverse stock split	16,803
Reverse stock split	one-for 30 reverse split